Segment reporting by geographic location (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting By Geographic Location [Line Items]
Disclosure Of Geographical Areas Explanatory
For the year ended 31 December 2018
	Total operating income		Total non-current assets
	USD billion	Share %	USD billion	Share %
Americas	12.8	42	7.4	43
of which: USA	12.2	41	7.0	41
Asia Pacific	5.0	16	0.9	5
Europe, Middle East and Africa	6.3	21	2.0	12
Switzerland	7.3	24	6.8	40
Global	(1.1)	(3)	0.0	0
Total	30.2	100	17.1	100

For the year ended 31 December 2017[1]
	Total operating income		Total non-current assets
	USD billion	Share %	USD billion	Share %
Americas	12.1	41	7.4	44
of which: USA	11.6	39	6.9	41
Asia Pacific	4.8	16	0.8	5
Europe, Middle East and Africa	6.2	21	2.0	12
Switzerland	7.0	24	6.5	40
Global	(0.5)	(2)	0.0	0
Total	29.6	100	16.7	100

For the year ended 31 December 2016[1]
	Total operating income		Total non-current assets
	USD billion	Share %	USD billion	Share %
Americas	11.6	40	7.2	47
of which: USA	11.1	39	6.8	44
Asia Pacific	4.3	15	0.7	4
Europe, Middle East and Africa	6.2	22	1.8	11
Switzerland	7.0	24	5.9	38
Global	(0.4)	(1)	0.0	0
Total	28.7	100	15.6	100
1 2017 and 2016 figures have been restated for the change of the presentation currency from Swiss francs to US dollars. Refer to Note 1b item 1 for more information. In addition, 2017 and 2016 figures have been restated to reflect the regional representation of Global Wealth Management after combining Wealth Management and Wealth Management Americas in 2018. Refer to Note 1b item 3 for more information.

UBS AG
Segment Reporting By Geographic Location [Line Items]
Disclosure Of Geographical Areas Explanatory
For the year ended 31 December 2018
	Total operating income		Total non-current assets
	USD billion	Share %	USD billion	Share %
Americas	12.8	42	7.4	46
of which: USA	12.2	40	7.0	43
Asia Pacific	5.0	16	0.8	5
Europe, Middle East and Africa	6.3	20	1.8	11
Switzerland	7.3	24	6.2	38
Global	(0.6)	(2)	0.0	0
Total	30.6	100	16.2	100

For the year ended 31 December 2017[1]
	Total operating income		Total non-current assets
	USD billion	Share %	USD billion	Share %
Americas	12.1	40	7.4	47
of which: USA	11.6	39	6.9	44
Asia Pacific	4.8	16	0.8	5
Europe, Middle East and Africa	6.2	21	1.7	10
Switzerland	7.0	23	6.0	38
Global	0.0	0	0.0	0
Total	30.0	100	15.8	100

For the year ended 31 December 2016[1]
	Total operating income		Total non-current assets
	USD billion	Share %	USD billion	Share %
Americas	11.6	40	7.2	47
of which: USA	11.1	38	6.8	44
Asia Pacific	4.3	15	0.6	4
Europe, Middle East and Africa	6.2	22	1.8	11
Switzerland	7.0	24	5.9	38
Global	(0.3)	(1)	0.0	0
Total	28.8	100	15.5	100
1 2017 and 2016 figures have been restated for the change of the presentation currency from Swiss francs to US dollars. Refer to Note 1b item 1 for more information. In addition, 2017 and 2016 figures have been restated to reflect the regional representation of Global Wealth Management after combining Wealth Management and Wealth Management Americas in 2018. Refer to Note 1b item 3 for more information.